GE LIFE & ANNUITY SEPARATE ACCOUNT III

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

Policy Owners

GE Life & Annuity Separate Account III

    and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account III (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund-Series I Shares, AIM V.I. Growth Fund-Series I Shares, AIM V.I. Premier Equity Fund-Series I Shares; The Alger American Fund — Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B; Dreyfus — Dreyfus Investment Portfolios — Emerging Markets Portfolio-Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares; Federated Insurance Series — Federated American Leaders Fund II-Primary Shares, Federated High Income Bond Fund II-Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”) — VIP Equity-Income Portfolio, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”) — VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”) — VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio-Service Class 2; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT) — Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series — Aggressive Growth Portfolio, Aggressive Growth Portfolio-Service Shares, Balanced Portfolio, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio, Growth Portfolio-Service Shares, International Growth Portfolio, International Growth Portfolio-Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio-Service Shares; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series-Service Class Shares, MFS® Investors Trust Series-Service Class Shares, MFS® New Discovery Series-Service Class Shares, MFS® Utilities Series-Service Class Shares; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Funds Inc — Investors Fund, Strategic Bond Fund, Total Return Fund; and Van Kampen Life Investment Trust — Comstock Portfolio-Class II Shares) as of December 31, 2002, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account III as of December 31, 2002, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Richmond, Virginia

February 28, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds			The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$51,780	65,577	349,465	1,538,289	932,515
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	5	25	—	—

Total assets	51,780	65,582	349,490	1,538,289	932,515

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	219	134
Payable for units withdrawn	—	—	—	—	—

Total liabilities	—	—	—	219	134

Net assets attributable to variable life policy owners	$51,780	65,582	349,490	1,538,070	932,381

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	123,144	149,660

Net asset value per unit: Type I	$—	—	—	12.49	6.23

Outstanding units (note 2b, 4a, and 5): Type II	10,253	16,273	59,640	—	—

Net asset value per unit: Type II	$5.05	4.03	5.86	—	—

Investments in securities, at cost	$56,963	69,311	408,961	2,835,728	1,058,167

Shares outstanding	3,152	5,803	21,545	62,456	76,373

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Alliance Variable Products Series Fund, Inc.			Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at fair market value (see cost below; note 2a)	$1,328,790	144,242	96,437	23,080	23,349
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	14	—	—	—	5

Total assets	1,328,804	144,242	96,437	23,080	23,354

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—	—
Payable for units withdrawn	—	—	15	—	—

Total liabilities	—	—	15	—	—

Net assets attributable to variable life policy owners	$1,328,804	144,242	96,422	23,080	23,354

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	164,253	27,422	17,405	2,370	4,597

Net asset value per unit: Type II	$8.09	5.26	5.54	9.74	5.08

Investments in securities, at cost	$1,531,166	191,594	114,803	24,928	27,216

Shares outstanding	80,582	8,343	14,224	2,468	1,235

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$620,613	683,370	203,363	14,926	253,123
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	—	—	—

Total assets	620,613	683,370	203,363	14,926	253,123

Liabilities
Accrued expenses payable to affiliate (note 4c)	615	98	—	—	542
Payable for units withdrawn	—	—	—	—	—

Total liabilities	615	98	—	—	542

Net assets attributable to variable life policy owners	$619,998	683,272	203,363	14,926	252,581

Outstanding units (note 2b, 4a, and 5): Type I	46,687	49,334	—	—	23,173

Net asset value per unit: Type I	$13.28	13.85	—	—	10.90

Outstanding units (note 2b, 4a, and 5): Type II	—	—	20,604	2,749	—

Net asset value per unit: Type II	$—	—	9.87	5.43	—

Investments in securities, at cost	$794,035	576,569	209,823	28,786	402,554

Shares outstanding	40,803	96,521	28,724	3,259	33,660

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$8,567,218	743,060	5,498,359	148,461	1,604,315	4,593,881	5,780,002	419,326
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	2,207,167	—	—	—

Total assets	8,567,218	743,060	5,498,359	148,461	3,811,482	4,593,881	5,780,002	419,326

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,223	—	786	—	228	656	828	—
Payable for units withdrawn	—	9	—	—	—	—	—	—

Total liabilities	1,223	9	786	—	228	656	828	—

Net assets attributable to variable life policy owners	$8,565,995	743,051	5,497,573	148,461	3,811,254	4,593,225	5,779,174	419,326

Outstanding units (note 2b, 4a, and 5): Type I	274,815	—	178,203	—	265,593	188,247	252,256	—

Net asset value per unit: Type I	$31.17	—	30.85	—	14.35	24.40	22.91	—

Outstanding units (note 2b, 4a, and 5): Type II	—	90,067	—	28,278	—	—	—	53,898

Net asset value per unit: Type II	$—	8.25	—	5.25	—	—	—	7.78

Investments in securities, at cost	$10,445,662	828,060	6,440,457	177,858	1,348,240	5,512,024	6,770,326	433,557

Shares outstanding	471,763	41,281	234,572	6,396	146,112	360,304	319,337	23,361

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$422,028	93,146	209,802	370,778
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	6	—	46

Total assets	422,028	93,152	209,802	370,824

Liabilities
Accrued expenses payable to affiliate (note 4c)	601	—	514	—
Payable for units withdrawn	—	—	—	—

Total liabilities	601	—	514	—

Net assets attributable to variable life policy owners	$421,427	93,152	209,288	370,824

Outstanding units (note 2b, 4a, and 5): Type I	35,060	—	25,246	—

Net asset value per unit: Type I	$12.02	—	8.29	—

Outstanding units (note 2b, 4a, and 5): Type II	—	12,761	—	40,527

Net asset value per unit: Type II	$—	7.30	—	9.15

Investments in securities, at cost	$487,087	102,733	344,496	382,893

Shares outstanding	38,861	8,681	17,916	21,321

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$150,360	3,028,385	392,610	1,745,861	16,242,409	692,109	967,561	5,100,798	446,081	1,609,809	526,892	134,438
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	2,708	1	—	1	—	—	—	—
Receivable for units sold	—	—	—	44	29,986	—	—	22	—	—	—	26

Total assets	150,360	3,028,385	392,610	1,745,905	16,275,103	692,110	967,561	5,100,821	446,081	1,609,809	526,892	134,464

Liabilities
Accrued expenses payable to affiliate (note 4c)	22	447	57	178	2,086	70	159	541	—	241	45	—
Payable for units withdrawn	—	1,081,852	—	—	—	—	—	6,369	7	—	—	—

Total liabilities	22	1,082,299	57	178	2,086	70	159	6,910	7	241	45	—

Net assets attributable to variable life policy owners	$150,338	1,946,086	392,553	1,745,727	16,273,017	692,040	967,402	5,093,911	446,074	1,609,568	526,847	134,464

Outstanding units (note 2b, 4a, and 5): Type I	13,107	146,090	41,672	84,565	835,428	64,298	46,757	120,870	—	54,067	35,121	—

Net asset value per unit: Type I	$11.47	13.05	9.42	14.43	17.48	7.69	20.69	30.57	—	29.77	8.89	—

Outstanding units (note 2b, 4a, and 5): Type II	—	3,685	—	56,198	156,489	28,636	—	214,227	40,812	—	28,924	17,577

Net asset value per unit: Type II	$—	10.75	—	9.35	10.67	6.90	—	6.53	10.93	—	7.42	7.65

Investments in securities, at cost	$376,366	3,238,011	315,530	2,056,898	16,240,884	479,077	1,065,809	6,955,127	483,641	1,822,725	527,732	152,215

Shares outstanding	13,871	234,214	63,019	131,268	16,242,409	12,644	73,635	315,253	43,435	126,957	20,462	18,266

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$51,852	2,272,684	1,248,450	411,663	3,858,178	924,480	975,971	32,656	1,421,427	488,360	19,086
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	8	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	22	—	7	—	—	—	—	—

Total assets	51,860	2,272,684	1,248,450	411,685	3,858,178	924,487	975,971	32,656	1,421,427	488,360	19,086

Liabilities
Accrued expenses payable to affiliate (note 4c)	7	409	178	—	555	—	139	—	204	39	1
Payable for units withdrawn	—	—	4,951	—	—	—	—	—	1,100,024	—	—

Total liabilities	7	409	5,129	—	555	—	139	—	1,100,228	39	1

Net assets attributable to variable life policy owners	$51,853	2,272,275	1,243,321	411,685	3,857,623	924,487	975,832	32,656	321,199	488,321	19,085

Outstanding units (note 2b, 4a, and 5): Type I	7,637	201,801	87,006	—	189,007	—	58,293	—	19,609	41,499	4,019

Net asset value per unit: Type I	$6.79	11.26	14.29	—	20.41	—	16.74	—	16.38	6.53	2.46

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	115,968	—	103,642	—	5,407	—	37,278	3,129

Net asset value per unit: Type II	$—	—	—	3.55	—	8.92	—	6.04	—	5.83	2.94

Investments in securities, at cost	$67,441	2,401,677	2,309,447	512,529	4,030,945	976,619	1,300,533	37,978	1,580,035	620,200	236,461

Shares outstanding	6,370	214,202	78,816	26,355	187,381	43,362	56,187	1,894	115,563	89,443	7,919

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$3,206,399	75,761	1,266,832	42,626	5,638,354	127,971
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	3,206,399	75,761	1,266,832	42,626	5,638,354	127,971

Liabilities
Accrued expenses payable to affiliate (note 4c)	461	—	259	—	803	—
Payable for units withdrawn	5,665	—	—	—	6,823	—

Total liabilities	6,126	—	259	—	7,626	—

Net assets attributable to variable life policy owners	$3,200,273	75,761	1,266,573	42,626	5,630,728	127,971

Outstanding units (note 2b, 4a, and 5): Type I	208,895	—	96,464	—	311,606	—

Net asset value per unit: Type I	$15.32	—	13.13	—	18.07	—

Outstanding units (note 2b, 4a, and 5): Type II	—	15,336	—	8,182	—	24,100

Net asset value per unit: Type II	$—	4.94	—	5.21	—	5.31

Investments in securities, at cost	$3,090,907	93,820	1,027,122	51,134	7,346,432	152,139

Shares outstanding	219,466	5,232	73,227	2,481	267,855	6,108

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$220,082	608,344	89,784	718,539
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	—	—	—

Total assets	220,082	608,344	89,784	718,539

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	1
Payable for units withdrawn	—	—	15	—

Total liabilities	—	—	15	1

Net assets attributable to variable life policy owners	$220,082	608,344	89,769	718,538

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	43,754	91,756	14,432	122,827

Net asset value per unit: Type II	$5.03	6.63	6.22	5.85

Investments in securities, at cost	$233,570	758,359	107,427	879,095

Shares outstanding	31,485	45,365	8,650	59,978

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$2,839,389	1,879,974	2,632,907	647,019	2,399,705	374,558	2,505,917
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	3	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—	—

Total assets	2,839,389	1,879,977	2,632,907	647,019	2,399,705	374,558	2,505,917

Liabilities
Accrued expenses payable to affiliate (note 4c)	404	269	376	—	343	—	362
Payable for units withdrawn	—	—	—	—	—	—	—

Total liabilities	404	269	376	—	343	—	362

Net assets attributable to variable life policy owners	$2,838,985	1,879,708	2,632,531	647,019	2,399,362	374,558	2,505,555

Outstanding units (note 2b, 4a, and 5): Type I	100,317	69,645	82,292	—	79,265	—	88,224

Net asset value per unit: Type I	$28.30	26.99	31.99	—	30.27	—	28.40

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	92,829	—	54,127	—

Net asset value per unit: Type II	$—	—	—	6.97	—	6.92	—

Investments in securities, at cost	$5,102,796	1,855,492	2,624,533	730,016	2,512,831	417,058	3,043,614

Shares outstanding	97,140	166,222	98,907	36,742	319,535	24,545	190,419

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$271,782	265,534	127,827	483,880	755,748	1,546,420
Dividend receivable	—	—	225	3,163	2,059	5,140
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	7	35	25

Total assets	271,782	265,534	128,052	487,050	757,842	1,551,585

Liabilities
Accrued expenses payable to affiliate (note 4c)	346	38	225	3,148	2,059	5,150
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	346	38	225	3,148	2,059	5,150

Net assets attributable to variable life policy owners	$271,436	265,496	127,827	483,902	755,783	1,546,435

Outstanding units (note 2b, 4a, and 5): Type I	36,730	22,443	—	—	—	—

Net asset value per unit: Type I	$7.39	11.83	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	10,590	47,959	57,387	126,757

Net asset value per unit: Type II	$—	—	12.07	10.09	13.17	12.20

Investments in securities, at cost	$373,888	372,632	126,065	489,631	737,351	1,520,045

Shares outstanding	34,755	21,345	12,694	67,487	68,147	151,165

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2002

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc			Van Kampen Life Investment Trust
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund	Comstock Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$20,560	376,605	509,010	41,053	31,966
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	2	—
Receivable for units sold	—	—	—	—	—

Total assets	20,560	376,605	509,010	41,055	31,966

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	55	77	6	—
Payable for units withdrawn	—	—	—	—	—

Total liabilities	—	55	77	6	—

Net assets attributable to variable life policy owners	$20,560	376,550	508,933	41,049	31,966

Outstanding units (note 2b, 4a, and 5): Type I	—	34,451	41,784	4,036	—

Net asset value per unit: Type I	$—	10.93	12.18	10.17	—

Outstanding units (note 2b, 4a, and 5): Type II	7,090	—	—	—	3,932

Net asset value per unit: Type II	$2.90	—	—	—	8.13

Investments in securities, at cost	$25,638	499,752	568,597	44,216	30,110

Shares outstanding	2,272	38,785	48,990	4,308	3,524

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations

	AIM Variable Insurance Funds			The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	1,339	974	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	30,271	15,894
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	375	240	3,188	—	—

Net investment income (expense)	(375)	(240)	(1,849)	(29,297)	(15,894)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(3,980)	(1,337)	(49,742)	(856,630)	(262,141)
Unrealized appreciation (depreciation)	(5,925)	(3,984)	(59,866)	(121,542)	(121,753)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(9,905)	(5,321)	(109,608)	(978,172)	(383,894)

Increase (decrease) in net assets from operations	$(10,280)	(5,561)	(111,457)	(1,007,469)	(399,788)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Alliance Variable Products Series Fund, Inc.			Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$4,609	—	—	208	61
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	9,888	1,279	792	160	159

Net investment income (expense)	(5,279)	(1,279)	(792)	48	(98)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(44,745)	(12,020)	(10,900)	1	(191)
Unrealized appreciation (depreciation)	(205,123)	(32,163)	(19,635)	(2,849)	(4,088)
Capital gain distributions	28,332	—	—	—	—

Net realized and unrealized gain (loss) on investments	(221,536)	(44,183)	(30,535)	(2,848)	(4,279)

Increase (decrease) in net assets from operations	$(226,815)	(45,462)	(31,327)	(2,800)	(4,377)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$10,189	58,635	11,307	—	15,176
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	10,515	7,838	—	—	3,686
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	1,443	155	—

Net investment income (expense)	(326)	50,797	9,864	(155)	11,490

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(47,590)	(250,845)	(1,622)	679	(36,835)
Unrealized appreciation (depreciation)	(146,896)	210,160	(7,250)	(3,824)	(59,539)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(194,486)	(40,685)	(8,872)	(3,145)	(96,374)

Increase (decrease) in net assets from operations	$(194,812)	10,112	992	(3,300)	(84,884)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$192,920	5,161	18,894	137	16,655	216,522	60,502	501	5,541	952	2,784	1,013
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	133,902	—	93,924	—	27,017	66,708	90,366	—	5,276	—	3,290	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	5,287	—	1,340	—	—	—	2,080	—	922	—	2,599

Net investment income (expense)	59,018	(126)	(75,030)	(1,203)	(10,362)	149,814	(29,864)	(1,579)	265	30	(506)	(1,586)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(473,955)	(25,638)	(3,955,861)	(14,160)	(1,713,734)	(209,621)	(508,667)	(3,761)	(90,080)	(5,053)	(45,581)	963
Unrealized appreciation (depreciation)	(1,909,310)	(93,881)	1,213,874	(29,729)	1,267,133	(513,080)	(206,577)	(14,911)	6,079	(11,556)	(19,856)	(31,859)
Capital gain distributions	262,586	7,437	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(2,120,679)	(112,082)	(2,741,987)	(43,889)	(446,601)	(722,701)	(715,244)	(18,672)	(84,001)	(16,609)	(65,437)	(30,896)

Increase (decrease) in net assets from operations	$(2,061,661)	(112,208)	(2,817,017)	(45,092)	(456,963)	(572,887)	(745,108)	(20,251)	(83,736)	(16,579)	(65,943)	(32,482)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$894	85,737	6,214	16,128	239,788	349	45,251	74,419	1,109	39,536	5,132	1,210
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,084	22,402	4,314	17,410	199,004	8,792	13,828	57,354	—	21,795	3,296	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	65	—	3,857	10,716	920	—	9,955	2,901	—	1,720	941

Net investment income (expense)	(1,190)	63,270	1,900	(5,139)	30,068	(9,363)	31,423	7,110	(1,792)	17,741	116	269

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	229,575	287,692	(109,215)	36,232	—	(463,450)	35,520	(472,969)	(11,189)	(16,324)	(104,287)	(56)
Unrealized appreciation (depreciation)	(226,178)	(221,092)	73,004	(278,123)	1,525	273,918	(144,214)	(960,081)	(39,805)	(208,368)	19,436	(18,666)
Capital gain distributions	—	36,364	—	10,083	83	4	52,725	9,409	2,145	16,511	—	—

Net realized and unrealized gain (loss) on investments	3,397	102,964	(36,211)	(231,808)	1,608	(189,528)	(55,969)	(1,423,641)	(48,849)	(208,181)	(84,851)	(18,722)

Increase (decrease) in net assets from operations	$2,207	166,234	(34,311)	(236,947)	31,676	(198,891)	(24,546)	(1,416,531)	(50,641)	(190,440)	(84,735)	(18,453)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$833	24,574	—	—	112,177	16,049	6,598	109	37,758	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	736	33,761	21,417	—	64,207	—	16,471	—	6,991	3,151	1,308
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	4,311	—	6,982	—	358	—	2,207	121

Net investment income (expense)	97	(9,187)	(21,417)	(4,311)	47,970	9,067	(9,873)	(249)	30,767	(5,358)	(1,429)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(712)	27,583	(761,627)	(10,528)	(50,175)	(9,302)	(245,413)	(68)	207,183	(21,205)	(879,064)
Unrealized appreciation (depreciation)	(6,935)	(170,664)	162,268	(97,852)	(431,118)	(50,364)	28,954	(5,644)	(156,977)	(128,082)	(224,813)
Capital gain distributions	—	7,169	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(7,647)	(135,912)	(599,359)	(108,380)	(481,293)	(59,666)	(216,459)	(5,712)	50,206	(149,287)	(1,103,877)

Increase (decrease) in net assets from operations	$(7,550)	(145,099)	(620,776)	(112,691)	(433,323)	(50,599)	(226,332)	(5,961)	80,973	(154,645)	(1,105,306)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Janus Aspen Series (continued)
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	13,381	280	63,567	799
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	54,563	—	20,955	—	96,231	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	1,072	—	306	—	1,422

Net investment income (expense)	(54,563)	(1,072)	(7,574)	(26)	(32,664)	(623)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,566,389)	(15,953)	(956,937)	(814)	(3,633,106)	(1,707)
Unrealized appreciation (depreciation)	1,236,264	(19,752)	525,937	(8,199)	1,459,159	(35,969)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,330,125)	(35,705)	(431,000)	(9,013)	(2,173,947)	(37,676)

Increase (decrease) in net assets from operations	$(1,384,688)	(36,777)	(438,574)	(9,039)	(2,206,611)	(38,299)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	2,743	—	16,710
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	647	6,220	1,121	6,928

Net investment income (expense)	(647)	(3,477)	(1,121)	9,782

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(8,513)	(9,514)	(14,480)	(10,293)
Unrealized appreciation (depreciation)	(11,937)	(150,965)	(23,500)	(155,256)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(20,450)	(160,479)	(37,980)	(165,549)

Increase (decrease) in net assets from operations	$(21,097)	(163,956)	(39,101)	(155,767)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA —
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$26,584	124,219	19,542	1,375	305,163	1,032	108,563
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	47,470	22,432	41,445	—	36,178	—	37,180
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	4,512	—	2,609	—

Net investment income (expense)	(20,886)	101,787	(21,903)	(3,137)	268,985	(1,577)	71,383

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(708,228)	(12,054)	(2,039,197)	(30,234)	(933,357)	(11,111)	(103,661)
Unrealized appreciation (depreciation)	(582,143)	41,480	938,910	(83,177)	551,040	(45,071)	(375,819)
Capital gain distributions	—	—	—	—	—	—	45,059

Net realized and unrealized gain (loss) on investments	(1,290,371)	29,426	(1,100,287)	(113,411)	(382,317)	(56,182)	(434,421)

Increase (decrease) in net assets from operations	$(1,311,257)	131,213	(1,122,190)	(116,548)	(113,332)	(57,759)	(363,038)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	1,520	22,935	14,993	27,213
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,727	3,257	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	542	3,036	3,988	7,168

Net investment income (expense)	(2,727)	(3,257)	978	19,899	11,005	20,045

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	26,828	(106,649)	682	(7,339)	1,931	1,770
Unrealized appreciation (depreciation)	(110,543)	15,972	1,853	(3,948)	23,190	29,738
Capital gain distributions	—	—	343	—	24,944	15,450

Net realized and unrealized gain (loss) on investments	(83,715)	(90,677)	2,878	(11,287)	50,065	46,958

Increase (decrease) in net assets from operations	$(86,442)	(93,934)	3,856	8,612	61,070	67,003

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc			Van Kampen Life Investment Trust
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund	Comstock Portfolio — Class II Shares
	Year ended December 31, 2002	Year ended December 31, 2002			Period from May 1, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	5,015	26,983	618	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	5,647	5,942	475	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	135	—	—	—	80

Net investment income (expense)	(135)	(632)	21,041	143	(80)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(365)	(28,456)	72,464	(530)	(3,599)
Unrealized appreciation (depreciation)	(5,203)	(106,668)	(58,719)	(2,523)	1,856
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(5,568)	(135,124)	13,745	(3,053)	(1,743)

Increase (decrease) in net assets from operations	$(5,703)	(135,756)	34,786	(2,910)	(1,823)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets

	AIM Variable Insurance Funds						The Alger American Fund
	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	Year ended December 31, 2002	Period from May 9, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001	Year ended December 31, 2002	Period from April 12, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,
							2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(375)	(45)	(240)	(1)	(1,849)	(331)	(29,297)	(41,808)	(15,894)	(22,571)
Net realized gain (loss)	(3,980)	(2,048)	(1,337)	2	(49,742)	(1)	(856,630)	(576,735)	(262,141)	(1,758,699)
Unrealized appreciation (depreciation) on investments	(5,925)	741	(3,984)	250	(59,866)	370	(121,542)	(557,101)	(121,753)	1,063,724
Capital gain distributions	—	1,508	—	—	—	4,571	—	540,451	—	—

Increase (decrease) in net assets from operations	(10,280)	156	(5,561)	251	(111,457)	4,609	(1,007,469)	(635,193)	(399,788)	(717,546)

From capital transactions:
Net premiums	27,932	8,913	46,528	12,693	80,733	252,358	—	35,830	—	13,925
Loan interest	—	—	—	—	—	—	(2,191)	(1,159)	(31,465)	(139)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	(8,924)	—	(8,239)	(3,728)
Surrenders	—	—	—	—	—	—	(76,130)	(169,500)	(3,551)	(16,597)
Loans	—	—	—	—	—	—	(42,370)	(84,219)	(12,494)	(35,276)
Cost of insurance and administrative expenses (note 4a)	(539)	(65)	(259)	(39)	(3,773)	(883)	(38,299)	(50,907)	(16,532)	(19,849)
Transfers (to) from the Guarantee Account	15,914	9,749	8,067	(3,476)	161,543	(34,164)	(496)	(4,357)	(11,613)	42,542
Transfers (to) from other subaccounts	—	—	7,378	—	(9,476)	10,000	(633,828)	(192,688)	(242,497)	157,440

Increase (decrease) in net assets from capital transactions (note 5)	43,307	18,597	61,714	9,178	229,027	227,311	(802,238)	(467,000)	(326,391)	138,318

Increase (decrease) in net assets	33,027	18,753	56,153	9,429	117,570	231,920	(1,809,707)	(1,102,193)	(726,179)	(579,228)
Net assets at beginning of year	18,753	—	9,429	—	231,920	—	3,347,777	4,449,970	1,658,560	2,237,788

Net assets at end of year	$51,780	18,753	65,582	9,429	349,490	231,920	1,538,070	3,347,777	932,381	1,658,560

Changes in units (note 5):
Units purchased	7,538	2,816	14,720	1,620	33,845	27,694	—	2,123	—	20,947
Units redeemed	(92)	(9)	(62)	(5)	(1,815)	(84)	(54,081)	(29,871)	(44,097)	(9,124)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	7,446	2,807	14,658	1,615	32,030	27,610	(54,081)	(27,748)	(44,097)	11,823

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Alliance Variable Products Series Fund, Inc.						Dreyfus
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B		Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002	Period from April 26, 2001 to December 31, 2001	Year ended December 31, 2002	Period from March 30, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 1, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 15, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5,279)	(1,120)	(1,279)	(247)	(792)	(142)	48	6	(98)	(11)
Net realized gain (loss)	(44,745)	(293)	(12,020)	(1,315)	(10,900)	(118)	1	(895)	(191)	(1)
Unrealized appreciation (depreciation) on investments	(205,123)	2,747	(32,163)	(15,188)	(19,635)	1,268	(2,849)	1,000	(4,088)	220
Capital gain distributions	28,332	1,401	—	1,213	—	171	—	—	—	—

Increase (decrease) in net assets from operations	(226,815)	2,735	(45,462)	(15,537)	(31,327)	1,179	(2,800)	111	(4,377)	208

From capital transactions:
Net premiums	409,307	413,402	133,988	31,160	27,074	58,699	18,950	4,000	5,301	7,387
Loan interest	—	—	—	—	(32)	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(11,027)	(1,699)	(1,280)	(284)	(1,083)	(174)	(194)	(32)	(163)	(43)
Transfers (to) from the Guarantee Account	665,296	50,344	29,137	24,234	37,507	1,503	5	(47)	10,252	4,789
Transfers (to) from other subaccounts	2,551	24,710	(11,714)	—	3,076	—	3,087	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	1,066,127	486,757	150,131	55,110	66,542	60,028	21,848	3,921	15,390	12,133

Increase (decrease) in net assets	839,312	489,492	104,669	39,573	35,215	61,207	19,048	4,032	11,013	12,341
Net assets at beginning of year	489,492	—	39,573	—	61,207	—	4,032	—	12,341	—

Net assets at end of year	$1,328,804	489,492	144,242	39,573	96,422	61,207	23,080	4,032	23,354	12,341

Changes in units (note 5):
Units purchased	118,440	47,182	24,135	5,239	10,069	7,523	1,975	415	2,901	1,732
Units redeemed	(1,208)	(161)	(1,920)	(32)	(165)	(22)	(17)	(3)	(30)	(6)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	117,232	47,021	22,215	5,207	9,904	7,501	1,958	412	2,871	1,726

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from July 9, 2001 to December 31, 2001	Year ended December 31, 2002	Period from December 15, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(326)	(1,041)	50,797	59,498	9,864	(299)	(155)	—	11,490	7,708
Net realized gain (loss)	(47,590)	(805)	(250,845)	(39,405)	(1,622)	15	679	28	(36,835)	(8,044)
Unrealized appreciation (depreciation) on investments	(146,896)	(56,342)	210,160	(25,583)	(7,250)	790	(3,824)	(10,035)	(59,539)	(58,305)
Capital gain distributions	—	4,548	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(194,812)	(53,640)	10,112	(5,490)	992	506	(3,300)	(10,007)	(84,884)	(58,641)

From capital transactions:
Net premiums	—	—	1,800	7,200	14,886	226,596	8,611	20,033	—	—
Loan interest	(72)	(55)	(29)	(662)	—	—	—	—	(127)	(369)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(739)	(3,737)	—	—	—	—	—	—	—
Surrenders	(7,908)	(9,505)	(155,149)	(73,450)	—	—	—	—	(731)	(1,214)
Loans	(5,396)	(26,680)	539	(7,141)	—	—	—	—	183	10,400
Cost of insurance and administrative expenses (note 4a)	(10,991)	(10,733)	(8,931)	(8,684)	(1,512)	(558)	(162)	(19)	(3,792)	(4,561)
Transfers (to) from the Guarantee Account	2,762	6,567	(2,976)	138	19,078	(115,846)	(221)	(9)	211	19,899
Transfers (to) from other subaccounts	(237,283)	429,267	242,999	74,053	59,221	—	—	—	7,655	(19,606)

Increase (decrease) in net assets from capital transactions (note 5)	(258,888)	388,122	74,516	(8,546)	91,673	110,192	8,228	20,005	3,399	4,549

Increase (decrease) in net assets	(453,700)	334,482	84,628	(14,036)	92,665	110,698	4,928	9,998	(81,485)	(54,092)
Net assets at beginning of year	1,073,698	739,216	598,644	612,680	110,698	—	9,998	—	334,066	388,158

Net assets at end of year	$619,998	1,073,698	683,272	598,644	203,363	110,698	14,926	9,998	252,581	334,066

Changes in units (note 5):
Units purchased	99	24,986	19,246	9,789	9,379	11,404	1,253	1,520	406	10,385
Units redeemed	(17,095)	(2,739)	(13,167)	(10,835)	(152)	(27)	(23)	(1)	(240)	(10,144)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(16,996)	22,247	6,079	(1,046)	9,227	11,377	1,230	1,519	166	241

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from May 3, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from April 25, 2001 to December 31, 2001	Year ended December 31,
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$59,018	50,426	(126)	(663)	(75,030)	(134,174)	(1,203)	(303)	(10,362)	126,320
Net realized gain (loss)	(473,955)	3,674	(25,638)	122	(3,955,861)	(1,656,040)	(14,160)	(723)	(1,713,734)	(641,079)
Unrealized appreciation (depreciation) on investments	(1,909,310)	(1,511,503)	(93,881)	8,881	1,213,874	(1,566,768)	(29,729)	332	1,267,133	(527,241)
Capital gain distributions	262,586	618,284	7,437	—	—	851,111	—	—	—	261,309

Increase (decrease) in net assets from operations	(2,061,661)	(839,119)	(112,208)	8,340	(2,817,017)	(2,505,871)	(45,092)	(694)	(456,963)	(780,691)

From capital transactions:
Net premiums	—	2,012	246,604	402,659	—	22,062	28,047	121,516	(8,036)	7,300
Loan interest	(687)	(15,798)	—	—	(48,312)	(21,692)	—	—	1,515	2,211
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(104,613)	(407,969)	(4,204)	—	(32,887)	(90,222)	—	—	(37,142)	(148,876)
Surrenders	(439,991)	(651,032)	—	—	(325,791)	(480,632)	(10,387)	—	(45,989)	(145,935)
Loans	(79,635)	(113,753)	—	—	(17,409)	(58,422)	—	—	(21,916)	(72,947)
Cost of insurance and administrative expenses (note 4a)	(111,834)	(130,600)	(5,989)	(1,027)	(80,252)	(115,445)	(1,624)	(412)	(19,739)	(30,519)
Transfers (to) from the Guarantee Account	(32,280)	44,430	279,728	(127,488)	18,756	(565,682)	71,901	(21,550)	105,870	30,410
Transfers (to) from other subaccounts	(914,005)	1,054,816	48,767	7,869	(706,201)	30,404	6,756	—	1,993,201	(57,337)

Increase (decrease) in net assets from capital transactions (note 5)	(1,683,045)	(217,894)	564,906	282,013	(1,192,096)	(1,279,629)	94,693	99,554	1,967,764	(415,693)

Increase (decrease) in net assets	(3,744,706)	(1,057,013)	452,698	290,353	(4,009,113)	(3,785,500)	49,601	98,860	1,510,801	(1,196,384)
Net assets at beginning of year	12,310,701	13,367,714	290,353	—	9,506,686	13,292,186	98,860	—	2,300,453	3,496,837

Net assets at end of year	$8,565,995	12,310,701	743,051	290,353	5,497,573	9,506,686	148,461	98,860	3,811,254	2,300,453

Changes in units (note 5):
Units purchased	—	29,672	62,020	29,220	—	2,129	17,083	13,171	149,421	492
Units redeemed	(48,980)	(35,700)	(1,105)	(68)	(34,379)	(31,135)	(1,934)	(42)	(9,949)	(23,553)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(48,980)	(6,028)	60,915	29,152	(34,379)	(29,006)	15,149	13,129	139,472	(23,061)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from July 6, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from May 15, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	149,814	187,445	(29,864)	(39,517)	(1,579)	(303)	265	2,186	30	(129)	(506)	(3,428)	(1,586)	(352)
Net realized gain (loss)	(209,621)	(67,206)	(508,667)	(424,441)	(3,761)	(32)	(90,080)	(152,011)	(5,053)	4	(45,581)	(55,765)	963	(16,137)
Unrealized appreciation (depreciation) on investments	(513,080)	(584,159)	(206,577)	(1,044,662)	(14,911)	679	6,079	5,140	(11,556)	1,969	(19,856)	(23,765)	(31,859)	19,743
Capital gain distributions	—	101,299	—	236,810	—	—	—	40,855	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(572,887)	(362,621)	(745,108)	(1,271,810)	(20,251)	344	(83,736)	(103,830)	(16,579)	1,844	(65,943)	(82,958)	(32,482)	3,254

From capital transactions:
Net premiums	5,000	3,300	4,000	23,850	352,917	64,608	5,000	—	17,793	58,509	—	8,000	217,948	67,986
Loan interest	15,063	7,241	15,735	8,991	(35)	—	(253)	(891)	—	—	(578)	(183)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(150,509)	(252,816)	(19,293)	(1,246)	—	—	(8,475)	(36,535)	—	—	(2,785)	—	—	—
Surrenders	(246,176)	(193,955)	(451,506)	(138,923)	—	—	(57,529)	(232,216)	—	—	(6,095)	(33,397)	—	—
Loans	(43,094)	(70,432)	(42,470)	(140,896)	—	—	(8,542)	(38,855)	—	—	(1,793)	(62,163)	—	—
Cost of insurance and administrative expenses (note 4a)	(54,609)	(65,922)	(92,388)	(94,945)	(2,437)	(362)	(5,100)	(8,484)	(1,056)	(146)	(3,374)	(4,967)	(2,796)	(399)
Transfers (to) from the Guarantee Account	14,471	42,850	(14,752)	204,090	20,326	4,035	(225)	47,389	26,064	12,539	119	15,782	53,628	4,432
Transfers (to) from other subaccounts	(309,923)	75,965	(635,295)	(134,120)	281	(100)	65,041	(174,469)	(5,816)	—	(31,871)	(25,884)	39,253	20,000

Increase (decrease) in net assets from capital transactions (note 5)	(769,777)	(453,769)	(1,235,969)	(273,199)	371,052	68,181	(10,083)	(444,061)	36,985	70,902	(46,377)	(102,812)	308,033	92,019

Increase (decrease) in net assets	(1,342,664)	(816,390)	(1,981,077)	(1,545,009)	350,801	68,525	(93,819)	(547,891)	20,406	72,746	(112,320)	(185,770)	275,551	95,273
Net assets at beginning of year	5,935,889	6,752,279	7,760,251	9,305,260	68,525	—	515,246	1,063,137	72,746	—	321,608	507,378	95,273	—

Net assets at end of year	4,593,225	5,935,889	5,779,174	7,760,251	419,326	68,525	421,427	515,246	93,152	72,746	209,288	321,608	370,824	95,273

Changes in units (note 5):
Units purchased	1,114	2,980	810	765	46,243	8,008	1,470	967	5,308	8,302	—	670	31,439	9,408
Units redeemed	(32,065)	(19,793)	(51,689)	(12,422)	(304)	(49)	(1,677)	(31,245)	(832)	(17)	(4,671)	(10,610)	(280)	(40)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(30,951)	(16,813)	(50,879)	(11,657)	45,939	7,959	(207)	(30,278)	4,476	8,285	(4,671)	(9,940)	31,159	9,368

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,190)	(2,010)	63,270	43,293	1,900	952	(5,139)	(4,762)	30,068	356,459	(9,363)	(7,552)
Net realized gain (loss)	229,575	(8,885)	287,692	12,607	(109,215)	(170,012)	36,232	25,875	—	—	(463,450)	(21,399)
Unrealized appreciation (depreciation) on investments	(226,178)	(5,385)	(221,092)	18,802	73,004	101,474	(278,123)	(84,368)	1,525	—	273,918	(40,567)
Capital gain distributions	—	—	36,364	—	—	2,246	10,083	48,536	83	—	4	21,879

Increase (decrease) in net assets from operations	2,207	(16,280)	166,234	74,702	(34,311)	(65,340)	(236,947)	(14,719)	31,676	356,459	(198,891)	(47,639)

From capital transactions:
Net premiums	—	—	15,671	10,865	—	1,904	157,491	141,375	1,907,394	3,129,821	81,665	27,205
Loan interest	(332)	70,693	(17,523)	(5,066)	(24,040)	(120)	(32,981)	(1,581)	146,263	(3,854)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(9,627)	—	—	—	(32,066)	(53,124)	(129,595)	(89,860)	(2,575)	—
Surrenders	—	—	(130,025)	(176,996)	(4,691)	(19,958)	(13,022)	(15,888)	(1,930,072)	(419,731)	—	—
Loans	—	—	(26,260)	(1,670)	(1,500)	—	(23,357)	(2,228)	(399,903)	(279,376)	(6,348)	—
Cost of insurance and administrative expenses (note 4a)	(1,214)	(562)	(20,615)	(14,244)	(3,195)	(3,658)	(22,858)	(13,448)	(192,674)	(154,845)	(13,423)	(9,423)
Transfers (to) from the Guarantee Account	(74,849)	19,712	44,463	4,389	4,032	7,552	165,001	18,614	(393,083)	(2,218,014)	(16,747)	8,557
Transfers (to) from other subaccounts	191,524	(687,676)	673,884	88,371	(63,160)	266,687	405,958	522,907	2,436,666	3,539,529	101,337	139,348

Increase (decrease) in net assets from capital transactions (note 5)	115,129	(597,833)	529,968	(94,351)	(92,554)	252,407	604,166	596,627	1,444,996	3,503,670	143,909	165,687

Increase (decrease) in net assets	117,336	(614,113)	696,202	(19,649)	(126,865)	187,067	367,219	581,908	1,476,672	3,860,129	(54,982)	118,048
Net assets at beginning of year	33,002	647,115	1,249,884	1,269,533	519,418	332,351	1,378,508	796,600	14,796,345	10,936,216	747,022	628,974

Net assets at end of year	$150,338	33,002	1,946,086	1,249,884	392,553	519,418	1,745,727	1,378,508	16,273,017	14,796,345	692,040	747,022

Changes in units (note 5):
Units purchased	16,295	6,840	62,958	8,329	—	22,744	65,131	46,406	369,946	266,993	23,023	19,865
Units redeemed	(6,501)	(66,599)	(17,080)	(16,384)	218	(2,010)	(11,480)	(5,824)	(250,720)	(37,231)	(6,153)	(1,032)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	9,794	(59,759)	45,878	(8,055)	218	20,734	53,651	40,582	119,226	229,762	16,870	18,833

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from April 17, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$31,423	17,763	7,110	(22,019)	(1,792)	93	17,741	20,998	116	(369)	269	201
Net realized gain (loss)	35,520	4,798	(472,969)	(223,483)	(11,189)	557	(16,324)	5,647	(104,287)	(3,453)	(56)	(26)
Unrealized appreciation (depreciation) on investments	(144,214)	44,085	(960,081)	(813,776)	(39,805)	2,247	(208,368)	(121,737)	19,436	(13,016)	(18,666)	889
Capital gain distributions	52,725	8,645	9,409	74,413	2,145	2,727	16,511	21,120	—	1,230	—	—

Increase (decrease) in net assets from operations	(24,546)	75,291	(1,416,531)	(984,865)	(50,641)	5,624	(190,440)	(73,972)	(84,735)	(15,608)	(18,453)	1,064

From capital transactions:
Net premiums	—	—	877,551	448,963	227,328	85,537	5,000	30,815	72,220	119,525	50,334	44,019
Loan interest	(2,546)	(445)	(1,182)	(3,158)	(24)	—	(1,668)	(747)	(3,790)	(60)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(7,258)	(1,201)	(20,200)	—	—	—	(15,725)	(13,185)	(3,944)	—	—	—
Surrenders	(23,525)	(27,966)	(375,099)	(433,901)	—	—	(70,212)	(53,193)	(32,756)	(16,794)	—	—
Loans	15,756	(49,620)	(76,402)	(63,482)	—	—	(26,756)	(13,240)	(1,228)	(1,473)	—	—
Cost of insurance and administrative expenses (note 4a)	(16,115)	(11,351)	(76,750)	(79,493)	(3,622)	(326)	(21,351)	(19,258)	(5,789)	(2,968)	(1,033)	(158)
Transfers (to) from the Guarantee Account	(122,272)	(30,216)	338,063	73,431	145,500	7,980	28,475	38,516	74,412	13,118	53,863	4,684
Transfers (to) from other subaccounts	259,230	(2,479,892)	(129,360)	(197,842)	29,148	(430)	194,871	56,906	170,746	98,882	134	10

Increase (decrease) in net assets from capital transactions (note 5)	103,270	(2,600,691)	536,621	(255,482)	398,330	92,761	92,634	26,614	269,871	210,230	103,298	48,555

Increase (decrease) in net assets	78,724	(2,525,400)	(879,910)	(1,240,347)	347,689	98,385	(97,806)	(47,358)	185,136	194,622	84,845	49,619
Net assets at beginning of year	888,678	3,414,078	5,973,821	7,214,168	98,385	—	1,707,374	1,754,732	341,711	147,089	49,619	—

Net assets at end of year	$967,402	888,678	5,093,911	5,973,821	446,074	98,385	1,609,568	1,707,374	526,847	341,711	134,464	49,619

Changes in units (note 5):
Units purchased	13,004	—	335,147	67,987	33,353	7,818	6,730	3,215	36,619	23,078	12,353	5,364
Units redeemed	(8,067)	(135,535)	(190,606)	(33,989)	(300)	(59)	(3,997)	(2,435)	(5,517)	(2,035)	(123)	(17)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	4,937	(135,535)	144,541	33,998	33,053	7,759	2,733	780	31,102	21,043	12,230	5,347

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$97	(363)	(9,187)	1,695	(21,417)	(49,792)	(4,311)	(201)	47,970	73,384
Net realized gain (loss)	(712)	(184)	27,583	97,038	(761,627)	(3,469,483)	(10,528)	(1,110)	(50,175)	149,406
Unrealized appreciation (depreciation) on investments	(6,935)	(5,115)	(170,664)	(32,449)	162,268	1,310,498	(97,852)	(3,014)	(431,118)	(616,213)
Capital gain distributions	—	—	7,169	105,684	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(7,550)	(5,662)	(145,099)	171,968	(620,776)	(2,208,777)	(112,691)	(4,325)	(433,323)	(393,423)

From capital transactions:
Net premiums	—	—	—	14,747	3,250	17,341	428,292	36,952	3,000	22,769
Loan interest	—	—	(1,478)	(737)	1,180	29,866	—	—	(20,968)	(20,440)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(28,536)	—	—	(53,425)	—	—	(107,818)	(548,905)
Surrenders	—	—	(23,350)	—	(162,937)	(90,768)	—	—	(456,481)	(212,175)
Loans	(1,391)	—	(39,716)	(46,857)	(18,259)	(54,804)	—	—	(27,778)	(84,367)
Cost of insurance and administrative expenses (note 4a)	(680)	(512)	(32,123)	(16,756)	(21,608)	(40,963)	(4,615)	(275)	(60,887)	(66,060)
Transfers (to) from the Guarantee Account	6	17	(57,640)	(16,728)	1,440	32,995	31,936	(1,346)	(43,247)	99,220
Transfers (to) from other subaccounts	8,817	18,147	138,244	1,698,845	(348,948)	(946,121)	25,877	11,880	(1,015,196)	380,602

Increase (decrease) in net assets from capital transactions (note 5)	6,752	17,652	(44,599)	1,632,514	(545,882)	(1,105,879)	481,490	47,211	(1,729,375)	(429,356)

Increase (decrease) in net assets	(798)	11,990	(189,698)	1,804,482	(1,166,658)	(3,314,656)	368,799	42,886	(2,162,698)	(822,779)
Net assets at beginning of year	52,651	40,661	2,461,973	657,491	2,409,979	5,724,635	42,886	—	6,020,321	6,843,100

Net assets at end of year	$51,853	52,651	2,272,275	2,461,973	1,243,321	2,409,979	411,685	42,886	3,857,623	6,020,321

Changes in units (note 5):
Units purchased	1,102	2,165	19,945	150,625	259	2,202	108,366	8,725	145	23,957
Units redeemed	(259)	(61)	(23,823)	(5,656)	(33,152)	(52,527)	(1,079)	(44)	(83,551)	(42,864)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	843	2,104	(3,878)	144,969	(32,893)	(50,325)	107,287	8,681	(83,406)	(18,907)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Balanced Portfolio — Service Shares		Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from June 4, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
			2002	2001			2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$9,067	1,928	(9,873)	(2,253)	(249)	(27)	30,767	15,117	(5,358)	(3,122)	(1,429)	(1,434)
Net realized gain (loss)	(9,302)	61	(245,413)	(644,599)	(68)	(185)	207,183	742	(21,205)	(23,021)	(879,064)	(223,628)
Unrealized appreciation (depreciation) on investments	(50,364)	(1,775)	28,954	(67,637)	(5,644)	323	(156,977)	1,736	(128,082)	(12,033)	(224,813)	49,697
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(50,599)	214	(226,332)	(714,489)	(5,961)	111	80,973	17,595	(154,645)	(38,176)	(1,105,306)	(175,365)

From capital transactions:
Net premiums	440,800	266,372	—	14,185	9,519	26,258	—	—	220,900	5,800	1,250	19,313
Loan interest	—	—	(611)	(2,758)	—	—	(2)	—	51	(167)	(4,162)	162
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(4,261)	—	—	—	—	—	—	(21,111)	(1,103)	—	(776)	—
Surrenders	—	—	(11,869)	(15,782)	—	—	(13,117)	—	(20,154)	—	(6,120)	—
Loans	—	—	(3,379)	(33,418)	—	—	(18,466)	—	(5,813)	—	(9,157)	(4,233)
Cost of insurance and administrative expenses (note 4a)	(7,235)	(1,399)	(22,884)	(29,874)	(374)	(144)	(5,989)	(3,443)	(5,013)	(2,671)	(1,087)	(2,438)
Transfers (to) from the Guarantee Account	210,457	27,275	(10,846)	(29,116)	676	(5,105)	(25,704)	(6,052)	58,280	13,996	1,001,450	(9,980)
Transfers (to) from other subaccounts	29,373	13,490	(441,824)	(119,956)	—	7,676	(62,818)	128,992	65,870	196,675	84,033	59,556

Increase (decrease) in net assets from capital transactions (note 5)	669,134	305,738	(491,413)	(216,719)	9,821	28,685	(126,096)	98,386	313,018	213,633	1,065,401	62,380

Increase (decrease) in net assets	618,535	305,952	(717,745)	(931,208)	3,860	28,796	(45,123)	115,981	158,373	175,457	(39,905)	(112,985)
Net assets at beginning of year	305,952	—	1,693,577	2,624,785	28,796	—	366,322	250,341	329,948	154,491	58,990	171,975

Net assets at end of year	$924,487	305,952	975,832	1,693,577	32,656	28,796	321,199	366,322	488,321	329,948	19,085	58,990

Changes in units (note 5):
Units purchased	72,870	32,146	—	1,578	1,448	4,027	—	8,221	48,131	22,063	27,343	15,870
Units redeemed	(1,231)	(143)	(25,923)	(18,238)	(52)	(16)	(4,764)	(1,565)	(4,620)	(301)	(33,622)	(27,696)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	71,639	32,003	(25,923)	(16,660)	1,396	4,011	(4,764)	6,656	43,511	21,762	(6,279)	(11,826)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares		Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31, 2002	Period from April 26, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from June 15, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from May 9, 2001 to December 31, 2001
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(54,563)	(84,001)	(1,072)	(120)	(7,574)	(7,723)	(26)	16	(32,664)	(100,604)	(623)	(381)
Net realized gain (loss)	(2,566,389)	(860,748)	(15,953)	(280)	(956,937)	(771,175)	(814)	35	(3,633,106)	(1,244,156)	(1,707)	(12,593)
Unrealized appreciation (depreciation) on investments	1,236,264	(1,175,735)	(19,752)	1,694	525,937	64,883	(8,199)	(310)	1,459,159	(2,095,952)	(35,969)	11,801
Capital gain distributions	—	12,827	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(1,384,688)	(2,107,657)	(36,777)	1,294	(438,574)	(714,015)	(9,039)	(259)	(2,206,611)	(3,440,712)	(38,299)	(1,173)

From capital transactions:
Net premiums	—	19,652	93,490	52,931	3,000	15,515	49,942	2,500	7,200	79,381	35,733	111,833
Loan interest	(15,382)	(6,078)	—	—	(26,904)	(1,773)	—	—	(4,737)	(9,509)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(16,616)	(1,859)	—	—	—	(1,386)	—	—	(39,385)	(8,606)	—	—
Surrenders	(85,286)	(374,933)	—	—	(26,335)	(31,238)	—	—	(537,307)	(295,316)	—	—
Loans	(43,996)	(124,854)	—	—	(22,629)	(50,587)	—	—	(66,061)	(114,281)	—	—
Cost of insurance and administrative expenses (note 4a)	(57,863)	(78,017)	(1,206)	(169)	(20,282)	(28,806)	(342)	(4)	(93,227)	(128,469)	(1,516)	(590)
Transfers (to) from the Guarantee Account	37,529	(38,847)	24,406	(6,147)	(15,034)	3,241	(141)	(31)	9,760	45,058	13,794	13,268
Transfers (to) from other subaccounts	(461,103)	(551,626)	(52,061)	—	(330,620)	(20,127)	—	—	(800,876)	(1,396,048)	(5,079)	—

Increase (decrease) in net assets from capital transactions (note 5)	(642,717)	(1,156,562)	64,629	46,615	(438,804)	(115,161)	49,459	2,465	(1,524,633)	(1,827,790)	42,932	124,511

Increase (decrease) in net assets	(2,027,405)	(3,264,219)	27,852	47,909	(877,378)	(829,176)	40,420	2,206	(3,731,244)	(5,268,502)	4,633	123,338
Net assets at beginning of year	5,227,678	8,491,897	47,909	—	2,143,951	2,973,127	2,206	—	9,361,972	14,630,474	123,338	—

Net assets at end of year	$3,200,273	5,227,678	75,761	47,909	1,266,573	2,143,951	42,626	2,206	5,630,728	9,361,972	127,971	123,338

Changes in units (note 5):
Units purchased	145	2,430	15,084	7,120	160	794	7,922	315	324	4,643	7,874	17,352
Units redeemed	(38,773)	(53,497)	(6,846)	(22)	(23,671)	(6,852)	(54)	(1)	(69,596)	(79,401)	(1,048)	(78)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(38,628)	(51,067)	8,238	7,098	(23,511)	(6,058)	7,868	314	(69,272)	(74,758)	6,826	17,274

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002	Period from April 12, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 7, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 18, 2001 to December 31, 2001	Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(647)	(124)	(3,477)	(80)	(1,121)	(80)	9,782	(166)
Net realized gain (loss)	(8,513)	1	(9,514)	(16)	(14,480)	(209)	(10,293)	(155)
Unrealized appreciation (depreciation) on investments	(11,937)	(1,550)	(150,965)	951	(23,500)	5,857	(155,256)	(5,300)
Capital gain distributions	—	97	—	—	—	—	—	198

Increase (decrease) in net assets from operations	(21,097)	(1,576)	(163,956)	855	(39,101)	5,568	(155,767)	(5,423)

From capital transactions:
Net premiums	180,478	17,650	650,238	21,765	79,862	75,927	658,573	75,729
Loan interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(818)	(148)	(6,606)	(100)	(1,364)	(144)	(7,330)	(339)
Transfers (to) from the Guarantee Account	41,535	4,058	64,192	14,565	49,257	(13,437)	114,529	18,797
Transfers (to) from other subaccounts	—	—	27,391	—	(66,799)	—	15,648	4,121

Increase (decrease) in net assets from capital transactions (note 5)	221,195	21,560	735,215	36,230	60,956	62,346	781,420	98,308

Increase (decrease) in net assets	200,098	19,984	571,259	37,085	21,855	67,914	625,653	92,885
Net assets at beginning of year	19,984	—	37,085	—	67,914	—	92,885	—

Net assets at end of year	$220,082	19,984	608,344	37,085	89,769	67,914	718,538	92,885

Changes in units (note 5):
Units purchased	37,951	5,984	83,531	9,018	17,487	15,483	98,811	25,064
Units redeemed	(142)	(39)	(769)	(24)	(18,511)	(27)	(962)	(86)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	37,809	5,945	82,762	8,994	(1,024)	15,456	97,849	24,978

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from March 30, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from March 14, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(20,886)	(17,963)	101,787	113,480	(21,903)	(29,060)	(3,137)	(638)	268,985	305,549	(1,577)	(461)	71,383	76,015
Net realized gain (loss)	(708,228)	(1,015,974)	(12,054)	(34,432)	(2,039,197)	(234,310)	(30,234)	(1,376)	(933,357)	(101,737)	(11,111)	(245)	(103,661)	(15,905)
Unrealized appreciation (depreciation) on investments	(582,143)	(2,439,102)	41,480	18,831	938,910	(816,014)	(83,177)	180	551,040	(183,510)	(45,071)	2,571	(375,819)	(198,513)
Capital gain distributions	—	917,686	—	—	—	413,546	—	—	—	—	—	—	45,059	158,396

Increase (decrease) in net assets from operations	(1,311,257)	(2,555,353)	131,213	97,879	(1,122,190)	(665,838)	(116,548)	(1,834)	(113,332)	20,302	(57,759)	1,865	(363,038)	19,993

From capital transactions:
Net premiums	(20,857)	33,631	21,642	21,642	20,000	65,536	367,779	260,422	—	600	181,987	130,194	5,000	1,000
Loan interest	(2,867)	(4,831)	619	72,486	(3,184)	(3,401)	(45)	—	(2,544)	(1,874)	—	—	9,347	9,909
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(75,310)	—	—	—	(8,591)	(24,888)	—	—	(25,177)	(31,784)	—	—	(34,085)	(28,339)
Surrenders	(180,371)	(200,328)	(9,747)	(133,929)	(55,616)	(315,109)	—	—	(281,113)	(189,013)	—	—	(181,005)	(17,862)
Loans	(27,727)	(104,414)	(12,108)	11,422	(57,357)	(79,404)	—	—	(43,016)	(3,940)	—	—	(42,307)	(49,442)
Cost of insurance and administrative expenses (note 4a)	(48,379)	(65,548)	(20,257)	(17,598)	(42,084)	(47,130)	(5,496)	(778)	(29,885)	(35,045)	(3,110)	(638)	(29,430)	(32,722)
Transfers (to) from the Guarantee Account	51,155	11,941	57,054	(3,754)	(10,523)	36,513	132,778	16,981	(21,557)	34,230	134,573	5,249	9,624	30,056
Transfers (to) from other subaccounts	(544,398)	(234,677)	42,567	(348,563)	44,866	60,578	(6,240)	—	(221,367)	(13,802)	(17,781)	(22)	(185,131)	304,616

Increase (decrease) in net assets from capital transactions (note 5)	(848,754)	(564,226)	79,770	(398,294)	(112,489)	(307,305)	488,776	276,625	(624,659)	(240,628)	295,669	134,783	(447,987)	217,216

Increase (decrease) in net assets	(2,160,011)	(3,119,579)	210,983	(300,415)	(1,234,679)	(973,143)	372,228	274,791	(737,991)	(220,326)	237,910	136,648	(811,025)	237,209
Net assets at beginning of year	4,998,996	8,118,575	1,668,725	1,969,140	3,867,210	4,840,353	274,791	—	3,137,353	3,357,679	136,648	—	3,316,580	3,079,371

Net assets at end of year	$2,838,985	4,998,996	1,879,708	1,668,725	2,632,531	3,867,210	647,019	274,791	2,399,362	3,137,353	374,558	136,648	2,505,555	3,316,580

Changes in units (note 5):
Units purchased	—	1,006	4,712	4,910	2,304	3,902	63,721	30,688	—	157	40,824	16,079	844	10,449
Units redeemed	(25,571)	(13,802)	(1,630)	(21,891)	(7,288)	(10,870)	(1,492)	(88)	(20,587)	(7,854)	(2,698)	(78)	(15,876)	(3,907)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	(25,571)	(12,796)	3,082	(16,981)	(4,984)	(6,968)	62,229	30,600	(20,587)	(7,697)	38,126	16,001	(15,032)	6,542

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio —Administrative Class Shares		High Yield Portfolio —Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from October 8, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 1, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 3, 2001 to December 31, 2001	Year ended December 31, 2002	Period from May 3, 2001 to December 31, 2001
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,727)	(17,075)	(3,257)	(6,310)	978	39	19,899	3,248	11,005	1,401	20,045	1,501
Net realized gain (loss)	26,828	(659,735)	(106,649)	(187,526)	682	2	(7,339)	(377)	1,931	31	1,770	57
Unrealized appreciation (depreciation) on investments	(110,543)	60,672	15,972	(36,601)	1,853	(90)	(3,948)	(1,804)	23,190	(4,793)	29,738	(3,364)
Capital gain distributions	—	—	—	—	343	—	—	—	24,944	3,972	15,450	3,303

Increase (decrease) in net assets from operations	(86,442)	(616,138)	(93,934)	(230,437)	3,856	(49)	8,612	1,067	61,070	611	67,003	1,497

From capital transactions:
Net premiums	3,250	2,000	2,000	3,000	65,332	8,750	267,457	126,639	235,371	144,704	646,917	298,908
Loan interest	(4,675)	(373)	1	(550)	—	—	(74)	—	—	—	(12)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	(4,397)	—	(5,840)	—	(5,803)	—
Surrenders	—	(21,689)	(2,073)	—	—	—	—	—	—	—	—	—
Loans	(4,267)	(79,701)	(829)	(2,371)	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(2,273)	(15,331)	(5,185)	(6,137)	(558)	(16)	(3,440)	(706)	(4,495)	(506)	(8,227)	(731)
Transfers (to) from the Guarantee Account	(12,392)	2,668,758	6,094	9,591	2,996	(1,256)	26,602	574	251,260	39,192	388,743	(57,616)
Transfers (to) from other subaccounts	158,814	(2,258,741)	957	(13,507)	48,772	—	54,539	7,029	29,645	4,771	210,231	5,525

Increase (decrease) in net assets from capital transactions (note 5)	138,457	294,923	965	(9,974)	116,542	7,478	340,687	133,536	505,941	188,161	1,231,849	246,086

Increase (decrease) in net assets	52,015	(321,215)	(92,969)	(240,411)	120,398	7,429	349,299	134,603	567,011	188,772	1,298,852	247,583
Net assets at beginning of year	219,421	540,636	358,465	598,876	7,429	—	134,603	—	188,772	—	247,583	—

Net assets at end of year	$271,436	219,421	265,496	358,465	127,827	7,429	483,902	134,603	755,783	188,772	1,546,435	247,583

Changes in units (note 5):
Units purchased	19,101	24	1,883	1,094	9,973	667	35,571	13,207	41,356	16,899	105,798	22,193
Units redeemed	(2,763)	(9,159)	(576)	(4,953)	(49)	(1)	(795)	(24)	(824)	(44)	(1,186)	(48)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	16,338	(9,135)	1,307	(3,859)	9,924	666	34,776	13,183	40,532	16,855	104,612	22,145

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc						Van Kampen Life Investment Trust
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund		Comstock Portfolio — Class II Shares
	Year ended December 31, 2002	Period from July 24, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, 2002 to December 31, 2002
			2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(135)	(4)	(632)	(2,013)	21,041	2,054	143	393	(80)
Net realized gain (loss)	(365)	—	(28,456)	(12,059)	72,464	97	(530)	(17)	(3,599)
Unrealized appreciation (depreciation) on investments	(5,203)	125	(106,668)	(17,392)	(58,719)	(868)	(2,523)	(583)	1,856
Capital gain distributions	—	—	—	5,130	—	—	—	—	—

Increase (decrease) in net assets from operations	(5,703)	121	(135,756)	(26,334)	34,786	1,283	(2,910)	(207)	(1,823)

From capital transactions:
Net premiums	16,700	—	—	22,120	—	—	5,000	—	16,000
Loan interest	—	—	142	(82)	—	(22)	1	(12)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(1,023)	—	—	—	—	—	—
Surrenders	—	—	(664)	—	—	—	(9,258)	—	—
Loans	—	—	(5,532)	(1,360)	12,468	(4)	—	(7)	—
Cost of insurance and administrative expenses (note 4a)	(177)	(4)	(8,550)	(6,113)	(3,525)	(370)	(590)	(302)	(114)
Transfers (to) from the Guarantee Account	7,888	1,735	(7,963)	(25,671)	(73,959)	50	(0)	(52)	17,903
Transfers (to) from other subaccounts	—	—	67,300	290,380	475,149	63,077	19,813	20,111	—

Increase (decrease) in net assets from capital transactions (note 5)	24,411	1,731	43,710	279,274	410,133	62,731	14,966	19,738	33,789

Increase (decrease) in net assets	18,708	1,852	(92,046)	252,940	444,919	64,014	12,056	19,531	31,966
Net assets at beginning of year	1,852	—	468,596	215,656	64,014	—	28,993	9,462	—

Net assets at end of year	$20,560	1,852	376,550	468,596	508,933	64,014	41,049	28,993	31,966

Changes in units (note 5):
Units purchased	6,747	391	2,493	18,827	42,466	5,681	2,350	2,120	3,947
Units redeemed	(47)	(1)	(583)	(455)	(6,327)	(36)	(933)	(338)	(15)

Net increase (decrease) in units from capital transactions with policy owners during the year ended December 31, 2002	6,700	390	1,910	18,372	36,139	5,645	1,417	1,782	3,932

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for single premium variable life insurance policies and flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life & Annuity’s capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During May 2002, two subaccounts were added to the Account for Type I and Type II units (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund — Series I Shares to AIM V. I. Premier Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U.S. Government Bond Portfolio — Administrative Class Shares to Long-Term U.S. Government Portfolio — Administrative Class Shares and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Class

There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

(c)  Federal Income Taxes

The Account is not taxed separately because its operations are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares	$94,125	$51,194
AIM V.I. Growth Fund — Series I Shares	72,056	10,587
AIM V.I. Premier Equity Fund — Series I Shares	606,552	375,647
The Alger American Fund:
Alger American Growth Portfolio	564,499	1,395,889
Alger American Small Capitalization Portfolio	11,872,202	12,672,764
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	1,384,277	295,111
Premier Growth Portfolio — Class B	176,672	27,819
Quasar Portfolio — Class B	122,977	57,213
Dreyfus:
Dreyfus Investment Portfolios–Emerging Markets Portfolio — Initial Shares	22,273	378
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	29,216	13,930
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	348,668	585,802
Federated High Income Bond Fund II — Primary Shares	5,627,028	5,501,757
Federated High Income Bond Fund II — Service Shares	142,907	40,791
Federated International Small Company Fund II	19,335	11,261
Federated Utility Fund II	76,208	61,571
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	1,872,156	3,233,951
VIP Equity-Income Portfolio — Service Class 2	793,915	217,070
VIP Growth Portfolio	11,066,908	12,807,140
VIP Growth Portfolio — Service Class 2	161,999	68,509
VIP Overseas Portfolio	13,596,028	13,872,134
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	503,156	1,143,986
VIP II Contrafund® Portfolio	2,436,481	3,707,518
VIP II Contrafund® Portfolio — Service Class 2	444,126	70,902

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	$582,522	$570,074
VIP III Growth & Income Portfolio — Service Class 2	72,230	35,221
VIP III Growth Opportunities Portfolio	39,906	87,025
VIP III Mid Cap Portfolio — Service Class 2	368,146	61,746
GE Investments Funds, Inc.:
Global Income Fund	14,198,040	14,082,990
Income Fund	23,617,647	21,906,835
International Equity Fund	3,485,952	3,593,491
Mid-Cap Value Equity Fund	41,528,205	40,897,278
Money Market Fund	137,317,946	133,645,471
Premier Growth Equity Fund	5,035,430	4,901,018
Real Estate Securities Fund	1,188,709	1,007,987
S&P 500® Index Fund	2,553,050	1,997,749
Small-Cap Value Equity Fund	558,234	159,542
Total Return Fund	382,124	255,049
U.S. Equity Fund	1,322,931	1,049,516
Value Equity Fund	127,708	24,167
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	9,653	2,818
Goldman Sachs Mid Cap Value Fund	3,574,507	3,587,970
Janus Aspen Series:
Aggressive Growth Portfolio	494,919	1,062,573
Aggressive Growth Portfolio — Service Shares	519,058	41,901
Balanced Portfolio	1,751,287	3,432,854
Balanced Portfolio — Service Shares	852,487	169,963
Capital Appreciation Portfolio	317,889	821,549
Capital Appreciation Portfolio — Service Shares	10,467	894
Flexible Income Portfolio	21,968,861	20,964,712
Global Life Sciences Portfolio — Service Shares	417,181	109,578
Global Technology Portfolio — Service Shares	6,050,190	5,221,340
Growth Portfolio	14,144,628	15,776,387
Growth Portfolio — Service Shares	128,020	64,462
International Growth Portfolio	7,810,592	8,257,644
International Growth Portfolio — Service Shares	53,636	4,204
Worldwide Growth Portfolio	6,472,816	8,022,249
Worldwide Growth Portfolio — Service Shares	53,645	11,336
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	259,890	39,341
MFS® Investors Trust Series — Service Class Shares	785,004	53,265
MFS® New Discovery Series — Service Class Shares	134,649	74,799
MFS® Utilities Series — Service Class Shares	859,982	64,449
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	389,387	1,259,716
Oppenheimer Bond Fund/VA	756,340	574,573
Oppenheimer Capital Appreciation Fund/VA	4,432,173	4,576,110
Oppenheimer Global Securities Fund/VA — Service Shares	692,676	207,037
Oppenheimer High Income Fund/VA	3,843,683	4,198,955

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	$396,694	$102,602
Oppenheimer Multiple Strategies Fund/VA	317,589	649,756
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	5,399,880	5,500,502
PBHG Large Cap Growth Portfolio	310,404	332,183
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	163,545	45,657
High Yield Portfolio — Administrative Class Shares	475,792	113,817
Long-Term U.S. Government Portfolio — Administrative Class Shares	709,933	166,928
Total Return Portfolio — Administrative Class Shares	1,570,616	299,600
Rydex Variable Trust:
OTC Fund	32,615	8,339
Salomon Brothers Variable Series Funds Inc:
Investors Fund	202,355	159,394
Strategic Bond Fund	8,122,182	7,690,957
Total Return Fund	25,606	10,502
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	49,933	16,224

(4)	Related Party Transactions

(a)  GE Life & Annuity

For policies issued after May 1, 1995, policy owners may transfer cash values between the Account’s subaccounts and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain policy owners elect to allocate premiums to the general account of GE Life & Annuity and, over a period up to one year, periodically and systematically transfer amounts to the subaccounts of their choice. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared.

Type I Units (Policy Form P1097)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions. For ten years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of .20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of ..30% of that portion of the assets in the Account attributable to each premium payment. The sum of the cumulative distribution expense charges previously deducted attributable to a particular premium payment will never exceed 9% of that premium.

A Mortality and Expense Risk Charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .90% of the average daily net assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .40% of the average daily net assets.

A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as age, gender, policy duration and risk class that causes the charge to vary by policy and from month to month.

There will be a surrender charge if the policy is surrendered within nine years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

before the surrender. The maximum surrender charge is 6% of premium payments for the first four years of the premium payment and then declines by 1% each year thereafter until reaching 0% after year nine.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

Type II Units (Policy Form P1254 and P1255)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its single premium variable life insurance policies less deductions. For 10 years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of .20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of .30% of that portion of the assets in the Account attributable to each premium payment.

A Mortality and Expense Risk Charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets during the first ten policy years and .35% thereafter. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted monthly from the assets in the subaccounts attributable to the policies equal to an effective annual rate of ..40% of the average daily net assets. The minimum monthly deduction for the Administrative expense charge is $8.00.

A cost of insurance charge is deducted monthly. For a single life policy, the effective annual rate of this charge is .65%. For a joint and last survivor policy, the effective annual rate of the charge is .35%.

There will be a surrender charge if the policy is surrendered within seven years of the initial premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% and decreases to 0% in year seven.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

Currently a charge is not assessed for transfers among subaccounts. GE Life & Annuity has reserved the right to assess a $10 transfer charge for each transfer.

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c )  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

life insurance policies and variable annuities issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(e)  GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .37% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% for the Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type II units is zero due to the fact that the expense is deducted monthly by a redeption of units.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
The Alger American Fund:
Alger American Growth Portfolio
2002	123,144	$12.49	$1,538	1.30%	0.04%	(33.86)%
2001	177,225	18.89	3,348	1.30%	0.25%	(12.97)%
Alger American Small Capitalization Portfolio
2002	149,660	6.23	932	1.30%	0.00%	(27.18)%
2001	193,757	8.56	1,659	1.30%	0.04%	(30.43)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	46,687	13.28	620	1.30%	1.25%	(21.25)%
2001	63,683	16.86	1,074	1.30%	1.20%	(5.46)%
Federated High Income Bond Fund II — Primary Shares
2002	49,334	13.85	683	1.30%	9.50%	0.07%
2001	43,255	13.84	599	1.30%	10.63%	0.06%
Federated Utility Fund II
2002	23,173	10.90	253	1.30%	5.32%	(24.94)%
2001	23,007	14.52	334	1.30%	3.41%	(14.85)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	274,815	31.17	8,566	1.30%	1.87%	(18.02)%
2001	323,795	38.02	12,311	1.30%	1.72%	(6.20)%
VIP Growth Portfolio
2002	178,203	30.85	5,498	1.30%	0.26%	(31.01)%
2001	212,582	44.72	9,507	1.30%	0.08%	(18.72)%
VIP Overseas Portfolio
2002	265,593	14.35	3,811	1.30%	0.75%	(21.31)%
2001	126,121	18.24	2,300	1.30%	5.56%	(22.20)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	188,247	24.40	4,593	1.30%	4.20%	(9.91)%
2001	219,198	27.08	5,936	1.30%	4.31%	(5.34)%
VIP II Contrafund® Portfolio
2002	252,256	22.91	5,779	1.30%	0.87%	(10.53)%
2001	303,135	25.60	7,760	1.30%	0.82%	(13.39)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	35,060	12.02	421	1.30%	1.30%	(17.70)%
2001	35,267	14.61	515	1.30%	1.60%	(9.94)%
VIP III Growth Opportunities Portfolio
2002	25,246	8.29	209	1.30%	1.09%	(22.86)%
2001	29,917	10.75	322	1.30%	0.44%	(15.54)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
GE Investments Funds, Inc.:
Global Income Fund
2002	13,107	$11.47	$150	1.30%	0.64%	15.12%
2001	3,313	9.96	33	1.30%	0.00%	(2.96)%
Income Fund
2002	146,090	13.05	1,906	1.30%	4.15%	8.46%
2001	103,897	12.03	1,250	1.30%	4.74%	6.03%
International Equity Fund
2002	41,672	9.42	393	1.30%	1.71%	(24.82)%
2001	41,454	12.53	519	1.30%	1.44%	(21.89)%
Mid-Cap Value Equity Fund
2002	84,565	14.43	1,220	1.30%	1.04%	(14.88)%
2001	71,065	16.95	1,205	1.30%	0.84%	(0.98)%
Money Market Fund
2002	835,428	17.48	14,603	1.30%	1.54%	0.16%
2001	810,426	17.45	14,142	1.30%	4.03%	2.62%
Premier Growth Equity Fund
2002	64,298	7.69	494	1.30%	0.05%	(22.04)%
2001	73,412	9.86	724	1.30%	0.11%	(10.32)%
Real Estate Securities Fund
2002	46,757	20.69	967	1.30%	4.24%	(2.63)%
2001	41,820	21.25	889	1.30%	3.28%	10.38%
S&P 500® Index Fund
2002	120,870	30.57	3,695	1.30%	1.39%	(23.38)%
2001	138,814	39.90	5,539	1.30%	0.96%	(13.41)%
Total Return Fund
2002	54,067	29.77	1,610	1.30%	2.36%	(10.49)%
2001	51,334	33.26	1,707	1.30%	2.55%	(4.16)%
U.S. Equity Fund
2002	35,121	8.89	312	1.30%	1.24%	(20.31)%
2001	19,782	11.16	221	1.30%	1.00%	(9.67)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	7,637	6.79	52	1.30%	1.48%	(12.49)%
2001	6,794	7.75	53	1.30%	0.54%	(10.52)%
Goldman Sachs Mid Cap Value Fund
2002	201,801	11.26	2,272	1.30%	0.94%	(5.93)%
2001	205,679	11.97	2,462	1.30%	1.42%	10.59%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	87,006	14.29	1,243	1.30%	0.00%	(28.87)%
2001	119,899	20.10	2,410	1.30%	0.00%	(40.24)%
Balanced Portfolio
2002	189,007	20.41	3,858	1.30%	2.27%	(7.66)%
2001	272,413	22.10	6,020	1.30%	2.50%	(5.91)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
Capital Appreciation Portfolio
2002	58,293	$16.74	$976	1.30%	0.52%	(16.77)%
2001	84,216	20.11	1,694	1.30%	1.22%	(22.70)%
Flexible Income Portfolio
2002	19,609	16.38	321	1.30%	4.46%	9.04%
2001	24,373	15.03	366	1.30%	6.27%	6.33%
Global Life Sciences Portfolio — Service Shares
2002	41,499	6.53	271	1.30%	0.00%	(30.46)%
2001	33,891	9.40	319	1.30%	0.00%	(17.84)%
Global Technology Portfolio — Service Shares
2002	4,019	2.46	10	1.30%	0.00%	(41.70)%
2001	10,228	4.21	43	1.30%	0.61%	(38.14)%
Growth Portfolio
2002	208,895	15.32	3,200	1.30%	0.00%	(27.46)%
2001	247,523	21.12	5,228	1.30%	0.07%	(25.72)%
International Growth Portfolio
2002	96,464	13.13	1,267	1.30%	0.83%	(26.55)%
2001	119,975	17.87	2,144	1.30%	0.99%	(24.24)%
Worldwide Growth Portfolio
2002	311,606	18.07	5,631	1.30%	0.86%	(26.47)%
2001	380,878	24.58	9,362	1.30%	0.45%	(23.45)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	100,317	28.30	2,839	1.30%	0.72%	(28.73)%
2001	125,888	39.71	4,999	1.30%	1.00%	(32.17)%
Oppenheimer Bond Fund/VA
2002	69,645	26.99	1,880	1.30%	7.20%	7.67%
2001	66,563	25.07	1,669	1.30%	8.12%	6.38%
Oppenheimer Capital Appreciation Fund/VA
2002	82,292	31.99	2,633	1.30%	0.61%	(27.81)%
2001	87,276	44.31	3,867	1.30%	0.64%	(13.72)%
Oppenheimer High Income Fund/VA
2002	79,265	30.27	2,399	1.30%	11.03%	(3.66)%
2001	99,852	31.42	3,137	1.30%	10.57%	0.64%
Oppenheimer Multiple Strategies Fund/VA
2002	88,224	28.40	2,506	1.30%	3.80%	(11.56)%
2001	103,256	32.12	3,317	1.30%	3.69%	0.88%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	36,730	7.39	271	1.30%	0.00%	(31.33)%
2001	20,392	10.76	219	1.30%	0.00%	(41.25)%
PBHG Large Cap Growth Portfolio
2002	22,443	11.83	265	1.30%	0.00%	(30.24)%
2001	21,136	16.96	358	1.30%	0.00%	(29.22)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type I:
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	34,451	$10.93	$377	1.30%	1.15%	(24.05)%
2001	32,541	14.40	469	1.30%	0.85%	(5.40)%
Strategic Bond Fund
2002	41,784	12.18	509	1.30%	4.54%	7.43%
2001	5,645	11.34	64	1.30%	7.74%	5.52%
Total Return Fund
2002	4,036	10.17	41	1.30%	1.68%	(8.08)%
2001	2,619	11.07	29	1.30%	3.54%	(2.09)%

Type II:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	10,253	5.05	52	0.00%	0.00%	(24.36)%
2001	2,807	6.68	19	0.00%	0.00%	(24.12)%
AIM V.I. Growth Fund — Series I Shares
2002	16,273	4.03	66	0.00%	0.00%	(30.97)%
2001	1,615	5.84	9	0.00%	0.29%	(34.61)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	59,640	5.86	349	0.00%	0.43%	(30.26)%
2001	27,610	8.40	232	0.00%	0.33%	(13.52)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	164,253	8.09	1329	0.00%	0.52%	(22.26)%
2001	47,021	10.41	489	0.00%	0.10%	(0.94)%
Premier Growth Portfolio — Class B
2002	27,422	5.26	144	0.00%	0.00%	(30.84)%
2001	5,207	7.60	40	0.00%	0.00%	(18.30)%
Quasar Portfolio — Class B
2002	17,405	5.54	96	0.00%	0.00%	(32.06)%
2001	7,501	8.16	61	0.00%	0.00%	(13.81)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	2,370	9.74	23	0.00%	1.50%	(0.48)%
2001	412	9.78	4	0.00%	0.60%	2.19%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	4,597	5.08	23	0.00%	0.37%	(28.94)%
2001	1,726	7.15	12	0.00%	0.08%	(23.42)%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	20,604	9.87	203	0.00%	8.72%	1.23%
2001	11,377	9.73	111	0.00%	0.00%	(2.65)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Federated International Small Company Fund II
2002	2,749	$5.43	$15	0.00%	0.00%	(17.48)%
2001	1,519	6.58	10	0.00%	0.00%	(30.78)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	90,067	8.25	743	0.00%	1.02%	(17.15)%
2001	29,152	9.96	290	0.00%	0.00%	(6.26)%
VIP Growth Portfolio — Service Class 2
2002	28,278	5.25	148	0.00%	0.11%	(30.30)%
2001	13,129	7.53	99	0.00%	0.00%	(18.76)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	53,898	7.78	419	0.00%	0.27%	(9.60)%
2001	7,959	8.61	69	0.00%	0.00%	(13.43)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	12,761	7.30	93	0.00%	1.11%	(16.84)%
2001	8,285	8.78	73	0.00%	0.00%	(10.00)%
VIP III Mid Cap Portfolio — Service Class 2
2002	40,527	9.15	371	0.00%	0.43%	(10.02)%
2001	9,368	10.17	95	0.00%	0.00%	(4.57)%
GE Investments Funds, Inc.:
Income Fund
2002	3,685	10.75	40	0.00%	4.15%	9.89%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	56,198	9.35	525	0.00%	1.04%	(13.76)%
2001	16,047	10.84	174	0.00%	0.84%	(0.77)%
Money Market Fund
2002	156,489	10.67	1670	0.00%	1.54%	1.47%
2001	62,265	10.51	654	0.00%	4.03%	2.83%
Premier Growth Equity Fund
2002	28,636	6.90	198	0.00%	0.05%	(21.02)%
2001	2,652	8.74	23	0.00%	0.11%	(10.13)%
S&P 500® Index Fund
2002	214,227	6.53	1399	0.00%	1.39%	(22.37)%
2001	51,742	8.41	435	0.00%	0.96%	(13.23)%
Small-Cap Value Equity Fund
2002	40,812	10.93	446	0.00%	0.40%	(13.86)%
2001	7,759	12.68	98	0.00%	0.92%	8.77%
U.S. Equity Fund
2002	28,924	7.42	215	0.00%	1.24%	(19.26)%
2001	13,161	9.19	121	0.00%	1.00%	(9.47)%
Value Equity Fund
2002	17,577	7.65	134	0.00%	1.39%	(17.57)%
2001	5,347	9.28	50	0.00%	1.49%	(9.75)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	115,968	$3.55	$412	0.00%	0.00%	(28.12)%
2001	8,681	4.94	43	0.00%	0.00%	(40.25)%
Balanced Portfolio — Service Shares
2002	103,642	8.92	924	0.00%	2.60%	(6.67)%
2001	32,003	9.56	306	0.00%	2.26%	(5.94)%
Capital Appreciation Portfolio — Service Shares
2002	5,407	6.04	33	0.00%	0.34%	(15.93)%
2001	4,011	7.18	29	0.00%	0.55%	(22.68)%
Global Life Sciences Portfolio — Service Shares
2002	37,278	5.83	217	0.00%	0.00%	(29.55)%
2001	1,375	8.27	11	0.00%	0.00%	(17.67)%
Global Technology Portfolio — Service Shares
2002	3,129	2.94	9	0.00%	0.00%	(40.93)%
2001	3,199	4.98	16	0.00%	0.61%	(38.00)%
Growth Portfolio — Service Shares
2002	15,336	4.94	76	0.00%	0.00%	(26.72)%
2001	7,098	6.75	48	0.00%	0.07%	(25.72)%
International Growth Portfolio — Service Shares
2002	8,182	5.21	43	0.00%	1.08%	(25.76)%
2001	314	7.02	2	0.00%	0.75%	(24.27)%
Worldwide Growth Portfolio — Service Shares
2002	24,100	5.31	128	0.00%	0.62%	(25.71)%
2001	17,274	7.14	123	0.00%	0.14%	(23.46)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	43,754	5.03	220	0.00%	0.00%	(27.71)%
2001	2,871	6.96	20	0.00%	0.05%	(25.65)%
MFS® Investors Trust Series — Service Class Shares
2002	91,756	6.63	608	0.00%	0.57%	(21.15)%
2001	4,410	8.41	37	0.00%	0.00%	(17.02)%
MFS® New Discovery Series — Service Class Shares
2002	14,432	6.22	90	0.00%	0.00%	(31.80)%
2001	7,447	9.12	68	0.00%	0.00%	(6.29)%
MFS® Utilities Series — Service Class Shares
2002	122,827	5.85	719	0.00%	3.05%	(22.90)%
2001	12,254	7.58	93	0.00%	0.22%	(25.27)%
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	92,829	6.97	647	0.00%	0.32%	(22.36)%
2001	30,600	8.98	275	0.00%	0.00%	(13.13)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Type II:
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	54,127	$6.92	$375	0.00%	0.41%	(19.03)%
2001	16,001	8.54	137	0.00%	0.12%	(11.25)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	10,590	12.07	128	0.00%	3.29%	8.19%
2001	666	11.16	7	0.00%	0.72%	6.42%
High Yield Portfolio — Administrative Class Shares
2002	47,959	10.09	484	0.00%	8.21%	(1.19)%
2001	13,183	10.21	135	0.00%	5.70%	1.23%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	57,387	13.17	756	0.00%	3.91%	17.58%
2001	16,855	11.20	189	0.00%	2.55%	4.70%
Total Return Portfolio — Administrative Class Shares
2002	126,757	12.20	1546	0.00%	3.98%	9.07%
2001	22,145	11.18	248	0.00%	2.24%	7.19%
Rydex Variable Trust:
OTC Fund
2002	7,090	2.90	21	0.00%	0.00%	(38.85)%
2001	390	4.75	2	0.00%	0.00%	(35.88)%
Van Kampen Life Investment Trust: Comstock Portfolio — Class II Shares
2002	3,932	8.13	32	0.00%	0.00%	(19.43)%
2001	—	—	—	—	—	—